Business Combinations - CPI Group (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 25, 2017	Jan. 10, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Total merger consideration		$ 6,720,454	$ 1,102,763	$ 462,341
CPI
Business Acquisition [Line Items]
Carrying value of loans receivable outstanding at the time of restructuring			182,644
Cash			49,537
Total merger consideration			232,181
Cash			303
Restricted cash			12,600
Real estate			543,649
Real estate held for sale			21,605
Lease intangibles and other assets			27,685
Debt			(277,590)
Tax liabilities			(32,078)
Lease intangibles and other liabilities			(61,205)
Liabilities related to assets held for sale			(2,788)
Fair value of net assets acquired			$ 232,181
Capitalization rate	6.60%
Minimum
Business Acquisition [Line Items]
Capitalization rate		4.40%
Minimum | CPI
Business Acquisition [Line Items]
Management agreement, discount rate	1.25%
Maximum
Business Acquisition [Line Items]
Capitalization rate		12.50%
Maximum | CPI
Business Acquisition [Line Items]
Management agreement, discount rate	3.60%